Statement of Cash Flows - Non-financial Services and Financial Services Businesses (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Non Financial Services Businesses USD ($)	Mar. 31, 2011 Non Financial Services Businesses JPY (¥)	Mar. 31, 2010 Non Financial Services Businesses JPY (¥)	Mar. 31, 2009 Non Financial Services Businesses JPY (¥)	Mar. 31, 2011 Financial Services Businesses USD ($)	Mar. 31, 2011 Financial Services Businesses JPY (¥)	Mar. 31, 2010 Financial Services Businesses JPY (¥)	Mar. 31, 2009 Financial Services Businesses JPY (¥)
Cash flows from operating activities
Net income	$ 5,598	¥ 465,485	¥ 244,212	¥ (461,215)	$ 2,904	¥ 241,448	¥ 116,218	¥ (394,851)	$ 2,722	¥ 226,322	¥ 128,106	¥ (66,384)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	14,138	1,175,573	1,414,569	1,495,170	10,159	844,708	1,065,749	1,105,233	3,979	330,865	348,820	389,937
Provision for doubtful accounts and credit losses	50	4,140	100,775	257,433	22	1,806	1,905	(1,663)	28	2,334	98,870	259,096
Pension and severance costs, less payments	(282)	(23,414)	1,254	(20,958)	(299)	(24,867)	55	(21,428)	17	1,453	1,199	470
Losses on disposal of fixed assets	436	36,214	46,937	68,682	434	36,076	46,661	68,546	2	138	276	136
Unrealized losses on available-for-sale securities, net	95	7,915	2,486	220,920	95	7,915	2,486	220,920
Deferred income taxes	1,031	85,710	25,537	(194,990)	(208)	(17,258)	(14,183)	(132,127)	1,239	103,035	39,759	(62,871)
Equity in (earnings) losses of affiliated companies	(2,586)	(215,016)	(45,408)	(42,724)	(2,576)	(214,229)	(109,944)	(53,226)	(10)	(787)	64,536	10,502
Changes in operating assets and liabilities, and other	5,862	487,402	768,168	154,587	7,112	591,378	733,338	(223,101)	(1,279)	(106,416)	133,275	186,234
Net cash provided by operating activities	24,342	2,024,009	2,558,530	1,476,905	17,643	1,466,977	1,842,285	568,303	6,698	556,944	814,841	717,120
Cash flows from investing activities
Additions to finance receivables	(101,488)	(8,438,785)	(7,806,201)	(8,612,111)					(172,258)	(14,323,261)	(13,492,119)	(14,230,272)
Collection of and proceeds from sales of finance receivables	96,259	8,003,940	7,517,968	8,155,094					167,020	13,887,751	13,107,531	13,959,045
Additions to fixed assets excluding equipment leased to others	(7,569)	(629,326)	(604,536)	(1,364,582)	(7,472)	(621,302)	(599,154)	(1,358,518)	(97)	(8,024)	(5,382)	(6,064)
Additions to equipment leased to others	(12,770)	(1,061,865)	(833,065)	(960,315)	(945)	(78,559)	(64,345)	(82,411)	(11,825)	(983,306)	(768,720)	(877,904)
Proceeds from sales of fixed assets excluding equipment leased to others	618	51,342	52,473	47,386	611	50,742	46,070	41,285	7	600	6,403	6,101
Proceeds from sales of equipment leased to others	5,853	486,695	465,092	528,749	213	17,700	36,668	55,896	5,640	468,995	428,424	472,853
Purchases of marketable securities and security investments	(53,179)	(4,421,807)	(2,412,182)	(636,030)	(48,870)	(4,063,499)	(2,310,912)	(418,342)	(4,309)	(358,308)	(101,270)	(217,688)
Proceeds from sales of and maturity of marketable securities and security investments	44,692	3,716,156	1,108,741	1,475,877	41,174	3,423,618	1,012,781	1,295,561	3,518	292,538	95,960	180,316
Payment for additional investments in affiliated companies, net of cash acquired	(4)	(299)	(1,020)	(45)	(4)	(299)	(1,020)	(45)
Changes in investments and other assets, and other	2,136	177,605	(337,454)	135,757	4,744	394,479	(259,089)	129,834	221	18,303	102,497	(2,091)
Net cash used in investing activities	(25,452)	(2,116,344)	(2,850,184)	(1,230,220)	(10,549)	(877,120)	(2,139,001)	(336,740)	(12,083)	(1,004,712)	(626,676)	(715,704)
Cash flows from financing activities
Proceeds from issuance of long-term debt	35,255	2,931,436	3,178,310	3,506,990	184	15,318	492,300	545,981	35,293	2,934,588	2,733,465	3,030,029
Payments of long-term debt	(29,942)	(2,489,632)	(2,938,202)	(2,704,078)	(3,727)	(309,862)	(77,033)	(150,097)	(27,735)	(2,306,139)	(2,926,308)	(2,580,637)
Increase (decrease) in short-term borrowings	1,951	162,260	(335,363)	406,507	(1,045)	(86,884)	(249,238)	138,387	1,475	122,619	(251,544)	239,462
Dividends paid	(1,697)	(141,120)	(172,476)	(439,991)	(1,697)	(141,120)	(172,476)	(439,991)
Purchase of common stock, and other	(344)	(28,617)	(10,251)	(70,587)	(344)	(28,617)	(10,251)	(70,587)
Net cash provided by (used in) financing activities	5,223	434,327	(277,982)	698,841	(6,629)	(551,165)	(16,698)	23,693	9,033	751,068	(444,387)	688,854
Effect of exchange rate changes on cash and cash equivalents	(1,528)	(127,029)	(8,898)	(129,793)	(926)	(76,960)	4,092	(80,214)	(602)	(50,069)	(12,990)	(49,579)
Net increase (decrease) in cash and cash equivalents	2,585	214,963	(578,534)	815,733	(461)	(38,268)	(309,322)	175,042	3,046	253,231	(269,212)	640,691
Cash and cash equivalents at beginning of year	22,439	1,865,746	2,444,280	1,628,547	16,102	1,338,821	1,648,143	1,473,101	6,337	526,925	796,137	155,446
Cash and cash equivalents at end of year	$ 25,024	¥ 2,080,709	¥ 1,865,746	¥ 2,444,280	$ 15,641	¥ 1,300,553	¥ 1,338,821	¥ 1,648,143	$ 9,383	¥ 780,156	¥ 526,925	¥ 796,137